Financing receivables - Schedule of Allowance for Loan Losses and Loans by Impairment Methodology and Type of Loans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 94	¥ 10
Allowance by impairment methodology, Evaluated collectively	867	838
Total allowance for credit losses	961	848	¥ 939	¥ 3,385
Loans by impairment methodology, Evaluated individually	563,470	427,239
Loans by impairment methodology, Evaluated collectively	582,491	602,477
Total loans	1,145,961	1,029,716
Loans at banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	3	3
Allowance by impairment methodology, Evaluated collectively	736	675
Total allowance for credit losses	739	678	789	552
Loans by impairment methodology, Evaluated individually	4,929	4,374
Loans by impairment methodology, Evaluated collectively	319,574	270,592
Total loans	324,503	¥ 274,966
Short-term secured margin loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	84
Allowance by impairment methodology, Evaluated collectively	58	¥ 87
Total allowance for credit losses	142	87	¥ 26	¥ 24
Loans by impairment methodology, Evaluated individually	172,259	103,345
Loans by impairment methodology, Evaluated collectively	252,986	318,464
Total loans	¥ 425,245	¥ 421,809
Inter-bank money market loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively
Total allowance for credit losses
Loans by impairment methodology, Evaluated individually	¥ 16,995	¥ 42,885
Loans by impairment methodology, Evaluated collectively
Total loans	¥ 16,995	¥ 42,885
Corporate loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	7	7
Allowance by impairment methodology, Evaluated collectively	72	75
Total allowance for credit losses	79	82	¥ 95	¥ 2,758
Loans by impairment methodology, Evaluated individually	369,113	275,753
Loans by impairment methodology, Evaluated collectively	8,001	8,506
Total loans	¥ 377,114	¥ 284,259
Advances to affiliated companies [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively	¥ 1	¥ 1
Total allowance for credit losses	1	1	¥ 29	¥ 51
Loans by impairment methodology, Evaluated individually	174	882
Loans by impairment methodology, Evaluated collectively	1,930	4,915
Total loans	¥ 2,104	¥ 5,797